Deposits, prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2024
Deposits Prepaid Expenses And Other Current Assets
Schedule of deposits prepaid expenses and other current assets

	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Deposits	209	209	154
Prepayments	120	3,653	2,696
Other receivables	173	259	191
Provision for expired credits	158	150	111
	660	4,271	3,152